NYSE Regulation

10012574

Received SEC
JUN 01 2010
Washington, DC 20549

CERTNYS

001-34704

VIA FACSIMILE AND U.S. MAIL

June 1, 2010

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re: United States Brent Oil Fund, LP
CIK: 0001472494
Filer No. 001-34704
Filing: Form 8-A filed April 19, 2010

Dear Ms. Smith:

Please be advised that NYSE Regulation has received (on April 20, 2010) an application from the above-referenced issuer and has approved the following security for listing on NYSE Arca, Inc. ("Exchange"):

Units of United States Brent Oil Fund, LP

The Exchange requests acceleration of registration of this security under the Security Exchange Act of 1934.

If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Manager, Listing Compliance

Enclosure